Distribution Date:	04/10/26	CFCRE 2016-C6 Mortgage Trust
Determination Date:	04/06/26
Next Distribution Date:	05/12/26
Record Date:	03/31/26	Commercial Mortgage Pass-Through Certificates
Series 2016-C6

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	CCRE Commercial Mortgage Securities, L.P.
Certificate Factor Detail	3		Christian Wall		christian.wall@cantor.com
Certificate Interest Reconciliation Detail	4		110 East 59th Street, 6th Floor | New York, NY 10022 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	13-14		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	17
			David Rodgers	(212) 230-9025
Historical Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22-23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	24	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	25		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	26
		Controlling Class	RREF III Debt AIV, L.P.
Interest Shortfall Detail - Collateral Level	27	Representative
Supplemental Notes	28		-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12532AAW9	1.519000%	30,937,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12532AAX7	3.060000%	33,226,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12532AAY5	2.950000%	220,000,000.00	115,152,298.49	14,106,822.26	283,082.74	4,051.87	0.00	14,393,956.87	101,045,476.23	38.48%	30.00%
A-3	12532AAZ2	3.217000%	267,118,000.00	267,118,000.00	0.00	716,098.84	0.00	0.00	716,098.84	267,118,000.00	38.48%	30.00%
A-M	12532ABA6	3.502000%	59,066,000.00	59,066,000.00	0.00	172,374.28	0.00	0.00	172,374.28	59,066,000.00	28.61%	22.50%
B	12532ABB4	3.804000%	39,377,000.00	39,377,000.00	0.00	124,825.09	0.00	0.00	124,825.09	39,377,000.00	22.04%	17.50%
C	12532ABC2	4.448843%	37,408,000.00	37,408,000.00	0.00	138,685.28	0.00	0.00	138,685.28	37,408,000.00	15.79%	12.75%
D	12532AAA7	4.448843%	42,331,000.00	42,331,000.00	0.00	156,936.66	0.00	0.00	156,936.66	42,331,000.00	8.71%	7.38%
E	12532AAC3	2.856000%	19,689,000.00	19,689,000.00	0.00	46,859.82	0.00	0.00	46,859.82	19,689,000.00	5.42%	4.88%
F	12532AAE9	2.856000%	7,875,000.00	7,875,000.00	0.00	18,742.50	0.00	0.00	18,742.50	7,875,000.00	4.11%	3.88%
G	12532AAG4	2.856000%	30,517,880.00	24,577,202.45	0.00	16,144.29	0.00	0.00	16,144.29	24,577,202.45	0.00%	0.00%
V	12532AAS8	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12532AAU3	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			787,544,880.02	612,593,500.94	14,106,822.26	1,673,749.50	4,051.87	0.00	15,784,623.63	598,486,678.68

X-A	12532ABD0	1.312273%	551,281,000.00	382,270,298.49	0.00	418,035.67	1,854.25	0.00	419,889.92	368,163,476.23
X-B	12532ABE8	0.826044%	98,443,000.00	98,443,000.00	0.00	67,765.21	0.00	0.00	67,765.21	98,443,000.00
X-E	12532AAL3	1.592843%	19,689,000.00	19,689,000.00	0.00	26,134.58	0.00	0.00	26,134.58	19,689,000.00
X-F	12532AAN9	1.592843%	7,875,000.00	7,875,000.00	0.00	10,453.03	0.00	0.00	10,453.03	7,875,000.00
X-G	12532AAQ2	1.592843%	30,517,880.00	24,577,202.45	0.00	32,623.03	0.00	0.00	32,623.03	24,577,202.45
Notional SubTotal			707,805,880.00	532,854,500.94	0.00	555,011.52	1,854.25	0.00	556,865.77	518,747,678.68

Deal Distribution Total					14,106,822.26	2,228,761.02	5,906.12	0.00	16,341,489.40

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12532AAW9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12532AAX7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12532AAY5	523.41953859	64.12191936	1.28673973	0.00000000	0.00000000	0.01841759	0.00000000	65.42707668	459.29761923
A-3	12532AAZ2	1,000.00000000	0.00000000	2.68083334	0.00000000	0.00000000	0.00000000	0.00000000	2.68083334	1,000.00000000
A-M	12532ABA6	1,000.00000000	0.00000000	2.91833339	0.00000000	0.00000000	0.00000000	0.00000000	2.91833339	1,000.00000000
B	12532ABB4	1,000.00000000	0.00000000	3.17000000	0.00000000	0.00000000	0.00000000	0.00000000	3.17000000	1,000.00000000
C	12532ABC2	1,000.00000000	0.00000000	3.70736955	0.00000000	0.00000000	0.00000000	0.00000000	3.70736955	1,000.00000000
D	12532AAA7	1,000.00000000	0.00000000	3.70736954	0.00000000	0.00000000	0.00000000	0.00000000	3.70736954	1,000.00000000
E	12532AAC3	1,000.00000000	0.00000000	2.38000000	0.00000000	0.00000000	0.00000000	0.00000000	2.38000000	1,000.00000000
F	12532AAE9	1,000.00000000	0.00000000	2.38000000	0.00000000	0.00000000	0.00000000	0.00000000	2.38000000	1,000.00000000
G	12532AAG4	805.33780361	0.00000000	0.52901086	1.38769305	16.06793952	0.00000000	0.00000000	0.52901086	805.33780361
V	12532AAS8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12532AAU3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12532ABD0	693.42186379	0.00000000	0.75829871	0.00000000	0.00000000	0.00336353	0.00000000	0.76166224	667.83269554
X-B	12532ABE8	1,000.00000000	0.00000000	0.68837002	0.00000000	0.00000000	0.00000000	0.00000000	0.68837002	1,000.00000000
X-E	12532AAL3	1,000.00000000	0.00000000	1.32736960	0.00000000	0.00000000	0.00000000	0.00000000	1.32736960	1,000.00000000
X-F	12532AAN9	1,000.00000000	0.00000000	1.32736889	0.00000000	0.00000000	0.00000000	0.00000000	1.32736889	1,000.00000000
X-G	12532AAQ2	805.33780361	0.00000000	1.06898087	0.00000000	0.00000000	0.00000000	0.00000000	1.06898087	805.33780361

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	03/01/26 - 03/30/26	30	0.00	283,082.73	0.00	283,082.73	0.00	0.00	0.00	283,082.74	0.00
A-3	03/01/26 - 03/30/26	30	0.00	716,098.84	0.00	716,098.84	0.00	0.00	0.00	716,098.84	0.00
X-A	03/01/26 - 03/30/26	30	0.00	418,035.67	0.00	418,035.67	0.00	0.00	0.00	418,035.67	0.00
X-B	03/01/26 - 03/30/26	30	0.00	67,765.21	0.00	67,765.21	0.00	0.00	0.00	67,765.21	0.00
X-E	03/01/26 - 03/30/26	30	0.00	26,134.58	0.00	26,134.58	0.00	0.00	0.00	26,134.58	0.00
X-F	03/01/26 - 03/30/26	30	0.00	10,453.03	0.00	10,453.03	0.00	0.00	0.00	10,453.03	0.00
X-G	03/01/26 - 03/30/26	30	0.00	32,623.03	0.00	32,623.03	0.00	0.00	0.00	32,623.03	0.00
A-M	03/01/26 - 03/30/26	30	0.00	172,374.28	0.00	172,374.28	0.00	0.00	0.00	172,374.28	0.00
B	03/01/26 - 03/30/26	30	0.00	124,825.09	0.00	124,825.09	0.00	0.00	0.00	124,825.09	0.00
C	03/01/26 - 03/30/26	30	0.00	138,685.28	0.00	138,685.28	0.00	0.00	0.00	138,685.28	0.00
D	03/01/26 - 03/30/26	30	0.00	156,936.66	0.00	156,936.66	0.00	0.00	0.00	156,936.66	0.00
E	03/01/26 - 03/30/26	30	0.00	46,859.82	0.00	46,859.82	0.00	0.00	0.00	46,859.82	0.00
F	03/01/26 - 03/30/26	30	0.00	18,742.50	0.00	18,742.50	0.00	0.00	0.00	18,742.50	0.00
G	03/01/26 - 03/30/26	30	448,010.00	58,493.74	0.00	58,493.74	42,349.45	0.00	0.00	16,144.29	490,359.45
Totals			448,010.00	2,271,110.46	0.00	2,271,110.46	42,349.45	0.00	0.00	2,228,761.02	490,359.45

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

	Additional Information
Total Available Distribution Amount (1)	16,341,489.40
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,288,676.74	Master Servicing Fee	11,322.69
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,729.63
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	263.76
ARD Interest	0.00	Operating Advisor Fee	1,791.40
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	168.80
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,288,676.74	Total Fees	17,566.29

Principal		Expenses/Reimbursements
Scheduled Principal	684,557.83	Reimbursement for Interest on Advances	2.77
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	12,241,041.11	Special Servicing Fees (Monthly)	39,705.18
Collection of Principal after Maturity Date	590,611.66	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	2,641.50
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	590,611.66	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	14,106,822.26	Total Expenses/Reimbursements	42,349.45

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	5,906.12	Interest Distribution	2,228,761.02
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	14,106,822.26
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	5,906.12
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	5,906.12	Total Payments to Certificateholders and Others	16,341,489.40
Total Funds Collected	16,401,405.12	Total Funds Distributed	16,401,405.14

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	612,593,500.94	612,593,500.94	Beginning Certificate Balance	612,593,500.94
(-) Scheduled Principal Collections	684,557.83	684,557.83	(-) Principal Distributions	14,106,822.26
(-) Unscheduled Principal Collections	13,422,264.43	13,422,264.43	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	598,486,678.68	598,486,678.68	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	612,624,686.72	612,624,686.72	Ending Certificate Balance	598,486,678.68
Ending Actual Collateral Balance	598,464,157.03	598,464,157.03

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.45%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	14	182,994,541.72	30.58%	5	4.7431	NAP	Defeased	14	182,994,541.72	30.58%	5	4.7431	NAP
	9,999,999 or less	11	56,114,206.78	9.38%	6	4.6224	1.345825	1.39 or less	8	130,363,453.46	21.78%	5	4.8179	0.811341
10,000,000 to 19,999,999		8	108,500,171.17	18.13%	3	4.6666	1.537271	1.40 to 1.44	1	5,187,595.43	0.87%	3	4.7280	1.433700
20,000,000 to 29,999,999		1	20,877,759.01	3.49%	1	5.4190	0.633100	1.45 to 1.54	1	6,900,000.00	1.15%	5	3.6500	1.511400
	30,000,000 or greater	5	230,000,000.00	38.43%	7	3.6239	2.473687	1.55 to 1.99	9	84,624,956.24	14.14%	3	4.8184	1.743092
	Totals	39	598,486,678.68	100.00%	5	4.3114	1.871884	2.00 to 2.49	3	107,416,131.83	17.95%	7	3.5414	2.117256
								2.50 or greater	3	81,000,000.00	13.53%	7	3.0418	4.023556
								Totals	39	598,486,678.68	100.00%	5	4.3114	1.871884
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	26	182,994,541.72	30.58%	5	4.7431	NAP
							Defeased	26	182,994,541.72	30.58%	5	4.7431	NAP
California	6	90,402,574.38	15.11%	5	4.3870	1.480620
							Lodging	4	58,123,082.99	9.71%	4	5.1936	0.903309
Florida	1	1,786,313.98	0.30%	4	5.0500	1.690800
							Mixed Use	1	60,000,000.00	10.03%	7	4.6310	0.999600
Georgia	2	26,099,303.93	4.36%	4	4.5039	1.733861
							Office	5	98,463,893.01	16.45%	6	3.8398	1.904716
Indiana	1	12,136,264.84	2.03%	3	4.9800	0.187600
							Other	59	15,575,877.32	2.60%	(1)	4.2728	1.787316
Maryland	1	19,502,286.77	3.26%	7	5.1180	1.577100
							Retail	17	183,329,283.65	30.63%	6	3.7527	2.628060
Minnesota	1	2,827,621.29	0.47%	3	4.7500	1.820800
							Totals	112	598,486,678.68	100.00%	5	4.3114	1.871884
New Jersey	10	1,856,612.82	0.31%	(2)	4.3000	1.827100

New Mexico	1	3,547,385.33	0.59%	7	5.2180	1.643200

New York	4	15,255,726.74	2.55%	5	4.1240	1.182141

North Carolina	1	98,521.08	0.02%	(2)	4.3000	1.827100

North Dakota	1	3,354,804.92	0.56%	3	4.7500	1.820800

Pennsylvania	11	2,074,038.66	0.35%	(2)	4.3000	1.827100

Tennessee	1	1,706,742.92	0.29%	5	5.0500	1.690300

Texas	2	12,966,411.58	2.17%	(1)	5.3573	1.353550

Virginia	37	77,912,262.12	13.02%	6	3.1214	3.885531

Washington	3	136,187,595.43	22.76%	7	3.9841	1.576471

Wisconsin	3	7,777,670.18	1.30%	3	4.7500	1.820800

Totals	112	598,486,678.68	100.00%	5	4.3114	1.871884

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	14	182,994,541.72	30.58%	5	4.7431	NAP	Defeased	14	182,994,541.72	30.58%	5	4.7431	NAP
	3.7499% or less	6	187,900,000.00	31.40%	7	3.2892	2.921132	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.7500% to 4.2499%	1	3,634,442.64	0.61%	4	4.1835	1.656600	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% to 4.7499%	7	122,058,300.82	20.39%	5	4.5675	1.267027	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 5.2499%	9	70,433,703.56	11.77%	5	4.9741	1.206202	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.2500% or greater	2	31,465,689.94	5.26%	0	5.4426	0.952464	49 months or greater	25	415,492,136.96	69.42%	6	4.1212	1.984345
	Totals	39	598,486,678.68	100.00%	5	4.3114	1.871884	Totals	39	598,486,678.68	100.00%	5	4.3114	1.871884
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	14	182,994,541.72	30.58%	5	4.7431	NAP	Defeased	14	182,994,541.72	30.58%	5	4.7431	NAP
	117 months or less	25	415,492,136.96	69.42%	6	4.1212	1.984345	Interest Only	8	259,841,434.67	43.42%	7	3.6455	2.427153
	118 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	17	155,650,702.29	26.01%	4	4.9155	1.245127
	Totals	39	598,486,678.68	100.00%	5	4.3114	1.871884	300 months to 359 months	0	0.00	0.00%	0	0.0000	0.000000
								360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	39	598,486,678.68	100.00%	5	4.3114	1.871884
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	14	182,994,541.72	30.58%	5	4.7431	NAP	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		2	41,000,000.00	6.85%	7	3.0941	3.931220	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	22	356,533,814.35	59.57%	5	4.2203	1.762222	Totals	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	1	17,958,322.61	3.00%	3	4.5000	1.949400
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	39	598,486,678.68	100.00%	5	4.3114	1.871884
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	407004657	OF	Seattle	WA	Actual/360	3.383%	174,788.33	0.00	0.00	11/06/26	11/06/28	--	60,000,000.00	60,000,000.00	03/06/26
1A	407004659				Actual/360	3.383%	32,044.53	0.00	0.00	11/06/26	11/06/28	--	11,000,000.00	11,000,000.00	03/06/26
3	303161087	RT	Woodbridge	VA	Actual/360	2.988%	102,927.34	0.00	0.00	N/A	11/01/26	--	40,000,000.00	40,000,000.00	04/01/26
3A	407004652				Actual/360	2.988%	77,195.50	0.00	0.00	N/A	11/01/26	--	30,000,000.00	30,000,000.00	04/01/26
4	306851004	MU	Seattle	WA	Actual/360	4.631%	239,268.33	0.00	0.00	N/A	11/06/26	--	60,000,000.00	60,000,000.00	03/06/26
5	303161091	RT	Fresno	CA	Actual/360	3.587%	123,552.22	0.00	0.00	N/A	11/01/26	--	40,000,000.00	40,000,000.00	04/01/26
6	407004649	RT	Miami	FL	Actual/360	4.818%	165,953.33	0.00	0.00	N/A	10/06/26	--	40,000,000.00	40,000,000.00	04/06/26
7	407004633	LO	Los Angeles	CA	Actual/360	5.419%	97,624.07	43,055.28	0.00	N/A	05/06/26	--	20,920,814.29	20,877,759.01	04/06/26
8	407004629	RT	Various	Various	Actual/360	4.840%	84,780.27	41,720.34	0.00	N/A	07/06/26	--	20,341,839.46	20,300,119.12	04/06/26
9	407004654	RT	Stamford	CT	Actual/360	4.001%	69,277.29	42,928.85	0.00	N/A	10/06/26	--	20,107,733.78	20,064,804.93	04/06/26
10	306851010	LO	Baltimore	MD	Actual/360	5.118%	86,114.60	37,386.19	0.00	N/A	11/06/26	--	19,539,672.96	19,502,286.77	04/06/26
11	303161075	LO	Nashville	TN	Actual/360	5.116%	83,448.13	40,296.70	0.00	N/A	07/01/26	--	18,942,046.66	18,901,749.96	04/01/26
12	407004627	RT	Norcross	GA	Actual/360	4.500%	69,751.15	41,972.96	0.00	N/A	07/06/26	--	18,000,295.57	17,958,322.61	04/06/26
13	407004656	IN	Detroit	MI	Actual/360	4.896%	75,602.73	38,451.25	0.00	N/A	11/06/26	--	17,932,335.22	17,893,883.97	04/06/26
14	407000623	98	Various	Various	Actual/360	4.300%	46,403.38	590,611.66	0.00	N/A	02/06/26	--	12,532,046.33	11,941,434.67	03/06/26
15	407004637	OF	Breinigsville	PA	Actual/360	5.000%	62,508.58	31,435.20	0.00	N/A	07/06/26	--	14,518,120.69	14,486,685.49	04/06/26
16	306851016	RT	Various	Various	Actual/360	4.750%	57,229.31	31,450.74	0.00	N/A	07/06/26	--	13,991,547.13	13,960,096.39	04/06/26
17	306851017	LO	Savannah	GA	Actual/360	5.584%	61,901.28	12,873,453.09	0.00	N/A	05/06/26	--	12,873,453.09	0.00	04/06/26
18	303161080	LO	Indianapolis	IN	Actual/360	4.980%	52,157.62	26,414.90	0.00	N/A	07/01/26	--	12,162,679.74	12,136,264.84	04/01/26
19	407004632	MH	Various	Various	Actual/360	4.850%	46,289.13	24,395.19	0.00	N/A	08/06/26	--	11,083,529.52	11,059,134.33	04/06/26
20	303161081	RT	Ceres	CA	Actual/360	4.580%	45,103.27	22,408.10	0.00	N/A	09/01/26	--	11,436,243.06	11,413,834.96	04/01/26
21	407000609	OF	Sherman	TX	Actual/360	5.489%	50,149.74	22,089.62	0.00	N/A	01/06/26	--	10,610,020.55	10,587,930.93	04/06/26
22	407004680	OF	Charlotte	NC	Actual/360	4.966%	42,891.06	21,278.41	0.00	N/A	11/06/26	--	10,029,999.65	10,008,721.24	04/06/26
24	303161096	OF	Atlanta	GA	Actual/360	4.513%	31,705.93	18,529.47	0.00	N/A	11/01/26	--	8,159,510.79	8,140,981.32	04/01/26
25	407004661	RT	Santa Clarita	CA	Actual/360	4.577%	29,295.14	16,719.23	0.00	N/A	11/06/26	--	7,432,851.06	7,416,131.83	04/06/26
26	407004648	IN	Various	Various	Actual/360	4.545%	28,858.03	14,437.79	0.00	N/A	10/06/26	--	7,373,499.58	7,359,061.79	04/06/26
27	407004647	RT	Various	Various	Actual/360	4.771%	29,227.88	14,477.26	0.00	N/A	10/06/26	--	7,114,242.01	7,099,764.75	04/06/26
28	303161085	Various Grand Prairie		TX	Actual/360	3.830%	20,891.20	16,054.48	0.00	N/A	09/01/26	--	6,334,399.77	6,318,345.29	04/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
30	303161084	LO	Brea	CA	Actual/360	5.080%	24,608.33	18,702.32	0.00	N/A	09/01/26	--	5,625,474.69	5,606,772.37	04/01/26
31	407004664	MH	Savannah	GA	Actual/360	5.020%	25,061.57	12,198.02	0.00	N/A	11/06/26	--	5,797,562.58	5,785,364.56	04/06/26
32	306851032	RT	New York	NY	Actual/360	3.650%	21,687.08	0.00	0.00	N/A	09/06/26	--	6,900,000.00	6,900,000.00	03/06/26
34	407004662	RT	Sonoma	CA	Actual/360	4.968%	21,813.05	10,813.88	0.00	N/A	11/06/26	--	5,098,890.09	5,088,076.21	04/06/26
35	306851035	OF	Seattle	WA	Actual/360	4.728%	21,161.38	10,057.95	0.00	N/A	07/06/26	--	5,197,653.38	5,187,595.43	04/06/26
37	407004651	LO	Mesquite	NV	Actual/360	4.980%	16,729.57	8,309.73	0.00	N/A	10/06/26	--	3,901,182.49	3,892,872.76	04/06/26
38	306851038	98	New York	NY	Actual/360	4.184%	13,124.77	8,837.69	0.00	08/06/26	08/06/28	--	3,643,280.33	3,634,442.64	04/06/26
39	407004665	OF	Santa Fe	NM	Actual/360	5.218%	15,971.98	7,252.95	0.00	N/A	11/06/26	--	3,554,638.28	3,547,385.33	04/06/26
40	306851040	OF	Morganton	NC	Actual/360	4.846%	15,528.65	5,569.33	0.00	N/A	10/06/26	--	3,721,269.72	3,715,700.39	04/06/26
41	303161086	SS	Copperas Cove	TX	Actual/360	3.910%	10,828.63	8,061.02	0.00	N/A	09/01/26	--	3,216,158.91	3,208,097.89	04/01/26
43	407004635	RT	Brandon	FL	Actual/360	5.050%	7,784.61	3,822.84	0.00	N/A	08/06/26	--	1,790,136.82	1,786,313.98	04/06/26
44	407004642	RT	Madisonville	TN	Actual/360	5.050%	7,437.75	3,629.82	0.00	N/A	09/06/26	--	1,710,372.74	1,706,742.92	04/06/26
Totals							2,288,676.74	14,106,822.26	0.00				612,593,500.94	598,486,678.68
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	7,229,350.32	0.00	--	--	--	0.00	0.00	173,496.67	173,496.67	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	31,807.73	31,807.73	0.00	0.00
3	36,239,834.25	28,465,232.03	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	2,892,772.57	0.00	--	--	--	0.00	0.00	238,105.83	238,105.83	0.00	0.00
5	27,676,308.70	20,212,072.34	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
7	4,140,227.77	2,907,167.69	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
10	2,568,067.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	2,862,499.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	12,676,873.00	10,427,890.00	01/01/25	09/30/25	--	0.00	0.00	46,133.59	46,133.59	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	8,084,293.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	15,431,391.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	367,854.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	1,089,340.93	353,381.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,739,988.40	1,133,800.46	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	995,320.43	677,438.72	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,296,580.56	873,644.43	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	243,140.20	150,350.38	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
30	733,859.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	386,225.26	0.00	--	--	06/06/24	563,619.57	1,799.90	21,256.31	21,256.31	0.00	0.00
34	515,311.53	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	592,010.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	10,216,999.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	536,347.54	496,687.99	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	232,451.89	196,566.64	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
44	249,552.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	138,996,599.75	65,894,231.68				563,619.57	1,799.90	510,800.13	510,800.13	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
14	407000623	590,611.66	Curtailment w/ Penalty	5,906.12	0.00
17	306851017	12,831,652.77	Payoff Prior to Maturity	0.00	0.00
Totals		13,422,264.43		5,906.12	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
04/10/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	590,611.66	1	12,831,652.77	4.311373%	4.206911%	5
03/12/26	2	71,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.338633%	4.236187%	6
02/12/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	70,000,000.00	4.339326%	4.261391%	7
01/12/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	8,924,379.14	4.182140%	4.110824%	8
12/12/25	1	6,900,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.191208%	4.123038%	9
11/13/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	3,850,071.12	0	0.00	4.191915%	4.126862%	10
10/10/25	0	0.00	1	6,900,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.193167%	4.153644%	11
09/12/25	2	21,086,702.87	1	5,767,014.88	0	0.00	0	0.00	0	0.00	0	0.00	1	320,910.38	0	0.00	4.193861%	4.154331%	12
08/12/25	1	5,778,669.54	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	273,115.22	0	0.00	4.194556%	4.155017%	13
07/11/25	1	5,790,277.58	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.195240%	4.155692%	14
06/12/25	0	0.00	1	6,900,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.195921%	4.156366%	15
05/12/25	1	6,900,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.196555%	4.156992%	16
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 28

					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	407004657	03/06/26	0	B	173,496.67	173,496.67	5,475.50	60,000,000.00	10/09/25	13
1A	407004659	03/06/26	0	B	31,807.73	31,807.73	0.00	11,000,000.00	10/09/25	13
4	306851004	03/06/26	0	B	238,105.83	238,105.83	0.00	60,000,000.00	03/06/26	13
14	407000623	03/06/26	0	5	46,133.59	46,133.59	250,800.00	11,941,434.67	11/17/25	4
32	306851032	03/06/26	0	B	21,256.31	21,256.31	0.00	6,900,000.00	09/10/19	9
Totals					510,800.13	510,800.13	256,275.50	149,841,434.67
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		22,529,366	10,587,931	11,941,435		0
0 - 6 Months		253,940,039	253,940,039		0	0
7 - 12 Months		247,382,831	247,382,831		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		74,634,443	74,634,443		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Apr-26	598,486,679	598,486,679	0	0	0	0
Mar-26	612,593,501	518,451,434	81,610,021	12,532,046	0	0
Feb-26	613,401,279	590,232,384	0	23,168,895	0	0
Jan-26	684,079,614	673,420,906	0	0	10,658,708	0
Dec-25	693,697,586	686,797,586	6,900,000	0	0	0
Nov-25	694,431,789	694,431,789	0	0	0	0
Oct-25	698,969,503	692,069,503	0	6,900,000	0	0
Sep-25	699,697,972	672,844,254	21,086,703	5,767,015	0	0
Aug-25	700,700,624	694,921,954	5,778,670	0	0	0
Jul-25	701,652,640	695,862,363	5,790,278	0	0	0
Jun-25	702,372,685	695,472,685	0	6,900,000	0	0
May-25	703,045,757	696,145,757	6,900,000	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	407004657	60,000,000.00	60,000,000.00	202,000,000.00	09/20/16	7,186,498.32	2.07440	12/31/25	11/06/28	I/O
1A	407004659	11,000,000.00	11,000,000.00	202,000,000.00	09/20/16	1,444,495.68	2.68000	--	11/06/28	I/O
4	306851004	60,000,000.00	60,000,000.00	107,000,000.00	09/09/16	2,816,304.57	0.99960	12/31/25	11/06/26	I/O
7	407004633	20,877,759.01	20,877,759.01	82,500,000.00	03/01/17	2,287,522.05	0.63310	09/30/25	05/06/26	240
14	407000623	11,941,434.67	11,941,434.67	164,645,000.00	01/16/16	10,427,890.00	1.82710	09/30/25	02/06/26	I/O
21	407000609	10,587,930.93	10,565,410.72	20,270,000.00	07/24/15	1,028,678.96	1.58220	09/30/25	01/06/26	236
32	306851032	6,900,000.00	6,900,000.00	6,200,000.00	04/15/24	385,413.26	1.51140	12/31/25	09/06/26	I/O
Totals		181,307,124.61	181,284,604.40	784,615,000.00		25,576,802.84

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 28

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
1	407004657	OF	WA	10/09/25	13

The Loan was transferred to Special Servicing on 10/14/25 due to an imminent monetary default. The Borrower signed the PNL on 11/11/25 and engaged an advisor to negotiate a loan restructuring, which was ultimately declined. The Special

Servicer is monitor ing the loan payoff, as the Anticipated Repayment Date is scheduled to occur on 11/6/26. The Special Servicer continues to monitor the Loan and leasing activity, and payments remain current.

1A	407004659	Various	Various	10/09/25	13

The Loan was transferred to Special Servicing on 10/14/25 due to an imminent monetary default. The Borrower signed the PNL on 11/11/25 and engaged an advisor to negotiate a loan restructuring, which was ultimately declined. The Special

Servicer is monitor ing the loan payoff, as the Anticipated Repayment Date is scheduled to occur on 11/6/26. The Special Servicer continues to monitor the Loan and leasing activity, and payments remain current.

4	306851004	MU	WA	03/06/26	13

The loan transferred to the Special Servicer on 3/6/2026 due to imminent maturity default. The Borrower has stated that the parking garage lease that expires in Oct 2026 will not be renewing. Borrower expressed interest in a loan modification

	agreement.A pre-negotiation has been sent to the Borrower, but has not been executed yet. Special Servicer is evaluating all options.

7	407004633	LO	CA	12/18/25	13

Loan transferred to Special Servicing on 12/18/2025 due to Imminent Monetary Default. PNL has been executed and counsel has been engaged. Borrower wants to transition the collateral back to Lender. Approval has been received to initiate

	foreclosure procee dings and appoint a receiver. Special Servicer is discussing next steps with counsel to seek appointment of a receiver over the property.

14	407000623	98	Various	11/17/25	4

Borrower and Special Servicer have agreed to terms for a forbearance. The forbearance will include principal paydowns. In addition to the contemplated forbearance principal paydowns, Borrower is also in contract to sell Oakwood and

	Greenwood which will re sult in a further reduction to UPB estimated at approximately $11M. Special Servicer is in process of seeking approval for the aforementioned forbearance and partial releases.

21	407000609	OF	TX	11/24/25	13

Borrower is working with a third-party advisor (1st Service Solutions) to work towards a resolution. Borrower has not yet made a material proposal on the Loan. As of September 30, 2025, the Property was performing at a 1.74x NOI DSCR and a

14% DY. The Pro perty has approximately a 12% physical occupancy despite economically being 70% occupied. The adjacent hospital has a lease for 58% of NRA but has been dark at the Property and is not utilizing its space. Special Servicer

	is beginning to dual track negoti ations while seeking approval to initiate Foreclosure proceedings.

© 2021 Computershare. All rights reserved. Confidential.						Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
32	306851032	RT	NY	09/10/19	9

The Loan was transferred to Special Servicing due to Payment Default. The Special Servicer and Borrower entered into a Settlement Agreement on September 29, 2023 effective as of May 6, 2023. Cash management has now been implemented. Loan is pending ret urn to the Master Servicer. Expect return to the Master Servicer in March 2026.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
7	407004633	23,600,825.29	5.41900%	23,600,825.29	5.41900%	10	06/02/20	06/06/20	06/08/20
7	407004633	0.00	5.41900%	0.00	5.41900%	10	06/08/20	06/06/20	06/02/20
8	407004629	0.00	4.84000%	0.00	4.84000%	8	11/30/18	11/30/18	--
11	303161075	0.00	5.11600%	0.00	5.11600%	10	05/26/21	05/26/21	--
17	306851017	15,397,875.07	5.58400%	15,397,875.07	5.58400%	10	06/19/20	07/06/20	08/06/20
17	306851017	0.00	5.58400%	0.00	5.58400%	10	08/06/20	07/06/20	06/19/20
33	306851033	6,431,996.02	4.66300%	6,431,996.02	4.66300%	10	07/27/20	08/06/20	08/06/20
33	306851033	0.00	4.66300%	0.00	4.66300%	10	08/06/20	08/06/20	07/27/20
37	407004651	4,403,671.32	4.98000%	4,403,671.32	4.98000%	10	08/20/20	09/06/20	09/08/20
37	407004651	0.00	4.98000%	0.00	4.98000%	10	09/08/20	09/06/20	08/20/20
Totals		49,834,367.70		49,834,367.70
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 24 of 28

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
23	303161090 04/12/21	10,331,598.78	15,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
29	407004660 01/10/20	7,018,726.31	3,500,000.00	3,529,151.18	240,047.91	3,529,151.18	3,289,103.27	3,729,623.04	0.00	19,602.43	3,710,020.61	50.40%
36	407004683 04/12/23	4,852,993.24	21,000,000.00	3,250,819.71	631,746.41	3,250,819.71	2,619,073.30	2,233,919.94	0.00	3,262.62	2,230,657.32	37.17%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		22,203,318.33	39,500,000.00	6,779,970.89	871,794.32	6,779,970.89	5,908,176.57	5,963,542.98	0.00	22,865.05	5,940,677.93

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 25 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
23	303161090	04/26/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
29	407004660	07/12/23	0.00	0.00	3,710,020.61	0.00	0.00	(2,732.40)	0.00	0.00	3,710,020.61
		08/12/22	0.00	0.00	3,712,753.01	0.00	0.00	(210.75)	0.00	0.00
		08/12/21	0.00	0.00	3,712,963.76	0.00	0.00	201.18	0.00	0.00
		11/13/20	0.00	0.00	3,712,762.58	0.00	0.00	12,708.34	0.00	0.00
		09/14/20	0.00	0.00	3,700,054.24	0.00	0.00	4,859.59	0.00	0.00
		05/12/20	0.00	0.00	3,695,194.65	0.00	0.00	(34,428.39)	0.00	0.00
		01/10/20	0.00	0.00	3,729,623.04	0.00	0.00	3,729,623.04	0.00	0.00
36	407004683	01/12/24	0.00	0.00	2,230,657.32	0.00	0.00	(3,262.62)	0.00	0.00	2,230,657.32
		04/12/23	0.00	0.00	2,233,919.94	0.00	0.00	2,233,919.94	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	5,940,677.93	0.00	0.00	5,940,677.93	0.00	0.00	5,940,677.93

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 28

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	15,284.72	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	0.00	12,916.67	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	4,503.79	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	0.00	0.00	1,265.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	0.00	0.00	939.44	0.00	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.85	0.00	0.00	0.00
27	0.00	0.00	0.00	0.00	437.05	0.00	0.00	0.00	1.31	0.00	0.00	0.00
34	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.61	0.00	0.00	0.00
Total	0.00	0.00	39,705.18	0.00	2,641.50	0.00	0.00	0.00	2.77	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		42,349.45

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 28

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28